Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 16, 2018	Nov. 13, 2017	Apr. 27, 2018	Aug. 10, 2017	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Subsequent Events (Textual)
Promissory note amount	$ 1,000				$ 8,403		$ 7,381
Borrowed amount	$ 1,000
Interest rate per annum	8.00%
Terms of warrant	5 years
Maturity date	Jan. 16, 2019
Price per share	$ 0.27
Warrants to purchase common stock	1,851,851						16,482,635
One-time non-cash charge				$ 600
Fair Value Adjustment of Warrants					$ (197)	$ 8	$ 153	$ 42
Slipstream Communications, LLC [Member]
Subsequent Events (Textual)
Terms of warrant		5 years		5 years
Maturity date		Aug. 17, 2019		Aug. 17, 2018
Price per share		$ 0.28		$ 0.28
Warrants to purchase common stock		5,882,352		5,882,352
Fair Value Adjustment of Warrants	$ 1,000	$ 1,000		$ 1,200
Subsequent Events [Member]
Subsequent Events (Textual)
Related party investor interest free, description			A related party investor, under which we obtained a three-year interest free $264 note.
Subsequent Events [Member] | Slipstream Communications, LLC [Member]
Subsequent Events (Textual)
Revolving loan			$ 11,000
Promissory note amount			$ 300
Interest rate per annum			8.00%
Terms of warrant			5 years
Maturity date			Jan. 16, 2019
Price per share			$ 0.27
Warrants to purchase common stock			4,313,725
Fair Value Adjustment of Warrants			$ 543